Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vesting service period		3 years
Share based compensation - Civista BOD		$ 702	$ 617	$ 531
Expected future compensation expense		$ 831
Weighted average remaining life of grants related to unvested awards not yet recognized		2 years 3 months 18 days
Civista Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted	8,792		14,266	8,946
Share based compensation - Civista BOD		$ 196	$ 196	$ 196
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance					375,000
Number of shares available for grant under stock option plan		154,123
Options granted		0	0	0
Share based compensation expense		$ 506	$ 421	$ 335
Expected future compensation expense		$ 831
Weighted average remaining life of grants related to unvested awards not yet recognized		2 years 3 months 18 days
2014 Incentive Plan [Member] | Civista Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director retainer fees		$ 196	$ 196	$ 196